Inventories	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Inventories	Inventories
The current inventory balance is made up as follows:

	2024	2023
	$	$

Gold and silver bullion	34,181	53,065
In-process inventory	45,607	18,220
Ore stock-pile inventory	62,076	80,302
Materials and supplies	335,722	194,908
	477,586	346,495

The long-term inventory balance is made up as follows:

	2024	2023
	$	$

Ore stock-pile inventory	67,891	56,497
Materials and supplies	66,638	43,571
	134,529	100,068

Current ore stock-pile inventory includes amounts for the Fekola Mine of $14 million (2023 - $59 million), for the Otjikoto Mine of $10 million (2023 – $7 million), for the Masbate Mine of $15 million (2023 - $14 million) and for the Goose Project of $23 million (2023 - $nil). During the year ended December 31, 2024, the Company recorded an expense of $1 million to reduce the value of the stock-pile inventory at the Goose Project to its estimated net realizable value.

Long-term stock-pile inventory includes amounts for the Otjikoto Mine of $50 million (2023 – $44 million), for the Fekola Mine of $9 million (2023 - $6 million), and for the Masbate Mine of $9 million (2023 - $6 million).

Long-term supplies inventory are supplies for construction and operations at the Goose Project that are expected to be consumed beyond the next twelve months.